Income tax - Unrecognized deferred tax assets (Details) - Capital losses carried forward and other - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2020
Canadian
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 41	$ 41	$ 0
UNITED STATES
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 12,885	$ 12,885	$ 0